Loan and Warrant	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Financial Instruments and Risk Management/Loan and warrant [Abstract]
Loan and Warrant

4. Loan and Warrant

On July 19, 2016 the Company entered into a Loan and Security Agreement (the “Hercules Loan and Security Agreement”) for a secured term loan facility of up to $20.0 million with Hercules Capital, Inc. as administrative agent (“Hercules”) and the lenders party thereto. An initial tranche of  $12.5 million was drawn on July 19, 2016, concurrently with the execution of the Hercules Loan and Security Agreement. The loan matures on January 2, 2020 and bears interest at a minimum rate of 9.55% per annum, and is subject to the variability of the prime interest rate. The loan is secured by a pledge of the shares of Auris Medical AG owned by the Company, all intercompany receivables owed to the Company by its Swiss subsidiaries and a security assignment of the Company’s bank accounts.

On April 5, 2018 the Company entered into an agreement with Hercules whereby the terms of the Hercules Loan and Security Agreement were amended to eliminate the $5 million liquidity covenant in exchange for a repayment of  $5 million principal amount outstanding under the Hercules Loan and Security Agreement. The Company shall maintain a blocked cash account denominated in United States Dollars as a blocked account (the “Blocked Account”) as collateral for the remaining principal balance of the Secured Obligations and the End of Term Charge. The carrying value of the cash serving as collateral is USD 2,120,257. The Blocked Account will be reduced on a dollar for dollar basis by the amount of such principal payments or end of term charge when such payments are received by Lender.

Following the modification of the loan to repay $5 million, a loss of CHF 334,747 was recognized in connection with the modification of the loan and transaction costs. This loss is presented in the line interest expense in the condensed consolidated interim statement of profit or loss and other comprehensive income or loss.

The loan was initially recognized at transaction value with deductions of the fair value of the warrant at transaction date and directly attributable transactions costs.

Subsequent to initial recognition, the loan is measured at amortized cost using the effective interest method. Applying this method, the calculated value of the loan as of September 30, 2018 is CHF 2,144,235. Of the CHF 2,144,235 amortization payments due within the next 12 months, the entirety is classified as current liabilities.

In connection with the loan facility, the Company issued Hercules a warrant to purchase up to 241,117 of its common shares at an exercise price of  $3.94 per share. As of March 13, 2018, following consummation of the Merger, the warrant is exercisable for 15,673 common shares at an exercise price of $39.40 per common share. Upon Hercules making the second advance under the loan facility, the warrant shall become exercisable for the additional 8,440 common shares (assuming the Company rounds up fractional common shares to the next whole common share). The warrant expires on July 19, 2023. The fair value calculation of the warrant is based on the Black-Scholes option price model. Assumptions are made regarding inputs such as volatility and the risk free rate in order to determine the fair value of the warrant. As the warrant is part of the loan transaction, its fair value was deducted from the loan proceeds and accounted for separately as non-current financial liability. Following the initial recognition, the warrant is measured at fair value and the changes in fair value are shown as profit or loss.

On September 30, 2018, the fair value of the warrant amounts to CHF 1,065. Therefore, the fair value decreased by the total amount of CHF 22,285 in the current year (fair value as of December 31, 2017: CHF 23,350).

24. Loan and Warrant

On July 19, 2016, the Company entered into a Loan and Security Agreement (the “Hercules Loan and Security Agreement”) for a secured term loan facility of up to $20.0 million with Hercules Capital, Inc. as administrative agent (“Hercules”) and the lenders party thereto. An initial tranche of  $12.5 million was drawn on July 19, 2016, concurrently with the execution of the Hercules Loan and Security Agreement. The loan matures on January 2, 2020 and bears interest at a minimum rate of 9.55% per annum, and is subject to the variability of the prime interest rate. The loan is secured by a pledge of the shares of Auris Medical AG owned by the Company, all intercompany receivables owed to the Company by its Swiss subsidiaries and a security assignment of the Company’s bank accounts.

The loan was initially recognized at transaction value with deductions of the fair value of the warrant at transaction date and directly attributable transactions costs. Subsequent to initial recognition, the loan is measured at amortized cost using the effective interest method. Applying this method, the calculated value of the loan as of December 31, 2017 is CHF 10,126,406. Of the CHF 10,126,406 amortization payments due within the next 12 months in an amount of CHF 4,542,109 are reclassified as current liabilities.

In connection with the loan facility, the Company issued Hercules a warrant to purchase up to 241,117 of its common shares at an exercise price of  $3.94 per share. As of July 19, 2016, the warrant was exercisable for 156,726 common shares. Upon Hercules making the second advance under the loan facility, the warrant shall become exercisable for the additional 84,391 common shares. The warrant expires on July 19, 2023. The fair value calculation of the warrant is based on the Black-Scholes option price model. Assumptions are made regarding inputs such as volatility and the risk free rate in order to determine the fair value of the warrant. As the warrant is part of the loan transaction, its fair value was deducted from the loan proceeds and accounted for separately as non-current financial liability. Following the initial recognition, the warrant is measured at fair value and the changes in fair value are shown as profit or loss.

As of December 31, 2017 the fair value of the warrant amounts to CHF 23,350. Therefore, the fair value decreased by the total amount of CHF 93,782 in the current year (2016: CHF 291,048).

As of March 13, 2018, following the consummation of the Merger, the warrant was exercisable for 15,673 common shares at an exercise price of  $39.40 per common share.